Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	TASEKO MINES LIMITED
Entity Central Index Key	0000878518
Document Type	40-F
Current Fiscal Year End Date	--12-31
Audited Annual Financial Statements	true
City Area Code	778
Local Phone Number	373-4533
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	12Floor - 1040 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6E 4H1
Entity Address, Country	CA
Document Registration Statement	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	361,099,176
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Entity File Number	001-31965
Entity Address, State or Province	BC
Annual Information Form	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	271
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Primary SIC Number	1040
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheet of Taseko Mines Limited and its subsidiaries (the Company) as of December 31, 2025, and the related consolidated statements of comprehensive (loss) income, of changes in equity and of cash flows for the year then ended, including the related notes (collectively referred to as the consolidated financial statements). We also have audited the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and its financial performance and its cash flows for the year then ended in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact [Member]
Document Information [Line Items]
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line Two	2711 Centerville Road
Entity Address, Address Line One	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19808
Entity Address, State or Province	DE